Cost of Sales, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Cost of Sales, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses, administrative expenses and other expenses

	2019		2018		2017
Cost of sales	Ps.	16,035,227	Ps.	14,147,169	Ps.	13,329,335
Selling expenses		1,695,616		1,694,966		1,270,529
Administrative expenses		3,809,379		4,436,746		4,441,084
	Ps.	21,540,222	Ps.	20,278,881	Ps.	19,040,948

Schedule of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses

	2019
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	410,354
Expenses relating to short-term leases and leases of low-value assets		213,390
Total	Ps.	623,744

Schedule of employee benefits

	2019		2018		2017
Short-term employee benefits	Ps.	16,821,651	Ps.	16,000,255	Ps.	16,124,608
Other short - term employee benefits		1,210,671		949,294		1,775,854
Share-based compensation		1,129,644		1,327,549		1,489,884
Post-employment benefits		259,064		171,156		158,905
	Ps.	19,421,030	Ps.	18,448,254	Ps.	19,549,251